Unaudited Interim Condensed Balance Sheets (USD $)	Nov. 30, 2012	Aug. 31, 2012
Assets, Current
Cash and Cash Equivalents, at Carrying Value	$ 236	$ 379
Assets, Current	236	379
Assets	236	379
Liabilities, Current
Accrued Liabilities, Current	3,500	4,375
Other Liabilities, Current	32,032	29,532
Liabilities, Current	35,532	33,907
Liabilities	35,532	33,907
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest
Common Stock, Value, Issued	1,200	1,200
Additional Paid in Capital, Common Stock	800	800
Accumulated Other Comprehensive Income (Loss), Net of Tax	(37,296)	(35,527)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	(35,296)	(33,527)
Stockholders' Equity, Number of Shares, Par Value and Other Disclosures
Common Stock, Shares Authorized	75,000,000	75,000,000
Common Stock, Shares Issued	12,000,000	12,000,000
Liabilities and Equity	$ 236	$ 379